UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/20 - 06/30/21

Item 1. Proxy Voting Record


================= Wells Fargo Spectrum Aggressive Growth Fund ================== ================= (fka Wells Fargo WealthBuilder Equity Fund) ==================

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Emerging Growth Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 27, 2021). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: International and Global Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021).


================ Wells Fargo Spectrum Conservative Growth Fund ================= =========== (fka Wells Fargo WealthBuilder Moderate Balanced Fund) =============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Alternative Risk Premia Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Global Investment Grade Credit Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Plus Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Real Return Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 27, 2021). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021), Fixed Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021), International and Global Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021),
Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021).


======================= Wells Fargo Spectrum Growth Fund =======================
=========== (fka Wells Fargo WealthBuilder Growth Allocation Fund) =============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Alternative Risk Premia Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Global Investment Grade Credit Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Plus Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Real Return Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 27, 2021). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021), Fixed Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021), International and Global Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021),
Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021).


================= Wells Fargo Spectrum Income Allocation Fund ================== ======== (fka Wells Fargo WealthBuilder Conservative Allocation Fund) ==========

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Alternative Risk Premia Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Global Investment Grade Credit Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Plus Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Real Return Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 27, 2021). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021), Fixed Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021), International and Global Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021),
Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021).


================== Wells Fargo Spectrum Moderate Growth Fund ===================
============ (fka Wells Fargo WealthBuilder Growth Balanced Fund) ==============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Alternative Risk Premia Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Global Investment Grade Credit Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Plus Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Real Return Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 27, 2021). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
Alternative Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021), Fixed Income Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021), International and Global Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021),
Multi-Asset Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 27, 2021) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 27, 2021).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 27, 2021